UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06561
                                   ---------------------------------------------

                                    CCMI Funds
--------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN                                        46204
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
                            Indianapolis, IN 46204
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   11/30
                        --------------------

Date of reporting period:  02/28/05
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.


                                CCMI EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)


   SHARES      COMMON STOCKS - 98.78%                                         VALUE
--------------------------------------------------------------------------------------

               COMMUNICATIONS - 3.69%
     100,000   Nokia Corp. (a)                                            $ 1,614,000
      30,000   Verizon Communications, Inc.                                 1,079,100
      50,000   Vodafone Group Plc. (a)                                      1,314,500
                                                                            ----------
                                                                            4,007,600
                                                                            ----------

               CONSUMER NON-DURABLES - 13.56%
      40,000   Advance Auto Parts, Inc. (b)                                 2,015,200
      50,000   Archer Daniels Midland Co.                                   1,205,000
      20,000   Anheuser-Busch Co.                                             949,000
      25,000   Cadbury Schweppes Public Ltd. Co. (a)                          991,750
      35,000   Diageo Plc. (a)                                              2,004,450
      10,000   E. I. du Pont de Nemours & Co.                                 533,000
      30,000   General Mills, Inc.                                          1,571,100
      35,000   PepsiCo, Inc.                                                1,885,100
      25,000   Sealed Air Corp. (b)                                         1,306,750
      25,000   Target Corp.                                                 1,270,500
      15,000   Wm. Wrigley Jr. Co.                                            998,400
                                                                            ----------
                                                                            14,730,250
                                                                            ----------

               CONSUMER SERVICES - 8.92%
      15,000   Gannett Co., Inc.                                            1,181,250
      10,000   Lowe's Co., Inc.                                               587,800
      40,000   McDonald's Corp.                                             1,323,200
      80,000   Sara Lee Corp.                                               1,792,000
      60,000   Viacom, Inc.                                                 2,117,400
      50,000   Walt Disney Co.                                              1,397,000
      25,000   Wal-Mart Stores, Inc.                                        1,290,250
                                                                            ----------
                                                                            9,688,900
                                                                            ----------

               ELECTRONIC TECHNOLOGY - 7.47%
      60,000   Agilent Technologies, Inc. (b)                               1,440,000
      85,000   Cisco Systems, Inc. (b)                                      1,480,700
      12,000   Cooper Industries, Ltd.                                        832,440
      45,000   Intel Corp.                                                  1,079,100
      35,000   Rockwell Automation, Inc.                                    2,175,250
      42,000   Texas Instruments, Inc.                                      1,111,740
                                                                            ----------
                                                                            8,119,230
                                                                            ----------

               ENERGY MINERALS - 6.92%
      35,000   ChevronTexaco Corp.                                          2,172,800
      22,500   ConocoPhillips Co.                                           2,495,025
      45,000   Exxon Mobil Corp.                                            2,848,950
                                                                            ----------
                                                                            7,516,775
                                                                            ----------

               FINANCE - 24.32%
      35,000   American Express Co.                                         1,895,250
      25,000   American International Group, Inc.                           1,670,000
      50,000   Bank of America Corp.                                        2,332,500
       1,300   Berkshire Hathaway, Inc. - Class B (b)                       3,919,500
      25,000   Cincinnati Financial Corp.                                   1,118,250
      52,066   Citigroup, Inc.                                              2,484,589
      10,000   Fannie Mae                                                     584,600
      60,000   Genworth Financial, Inc.                                     1,689,600
      25,000   J.P. Morgan Chase & Co.                                        913,750
      40,000   Jefferson-Pilot Corp.                                        1,958,400
      20,000   Merrill Lynch & Co., Inc.                                    1,171,600
      60,000   New York Community Bancorp, Inc.                             1,101,600
      15,000   Pharmaceutical Holdrs Trust                                  1,077,600
      20,000   Principal Financial Group, Inc.                                780,400
      30,000   State Street Corp.                                           1,315,500
      48,500   Washington Mutual, Inc.                                      2,035,060
       3,000   WellPoint, Inc. (b)                                            366,180
                                                                            ----------
                                                                           26,414,379
                                                                            ----------

               HEALTH SERVICES - 0.88%
      20,000   Laboratory Corp. of America Holdings (b)                       957,800
                                                                            ----------

               HEALTH TECHNOLOGY - 10.80%
      50,000   Abbott Laboratories, Inc.                                    2,299,500
      20,000   Amgen, Inc. (b)                                              1,232,200
      75,000   Bristol Myers Squibb Co.                                     1,877,250
      30,000   Johnson & Johnson                                            1,968,000
      80,000   Pfizer, Inc.                                                 2,103,200
      65,000   Schering-Plough Corp.                                        1,231,750
      25,000   Wyeth                                                        1,020,500
                                                                            ----------
                                                                           11,732,400
                                                                            ----------

               INDUSTRIAL SERVICES - 1.03%
      25,000   Praxair, Inc.                                                1,120,750
                                                                            ----------


                               CCMI EQUITY FUND
                       SCHEDULE OF INVESTMENTS - CONTINUED
                          FEBRUARY 28, 2005 (UNAUDITED)


   SHARES      COMMON STOCKS - 98.78% - CONTINUED                             VALUE
--------------------------------------------------------------------------------------

               PRODUCER MANUFACTURING - 6.06%
      50,000   General Electric Co.                                        $1,760,000
       8,900   Molex, Inc. - Class A                                          203,899
      25,000   Royal Dutch Petroleum Co. (a)                                1,577,250
      25,000   Sigma-Aldrich Corp.                                          1,540,250
      15,000   United Technologies Corp.                                    1,498,200
                                                                            ----------
                                                                            6,579,599
                                                                            ----------

               RETAIL TRADE - 1.07%
      25,000   Costco Wholesale Corp.                                       1,164,750
                                                                            ----------

               TECHNOLOGY SERVICES - 8.66%
      35,000   Automatic Data Processing, Inc.                              1,503,600
      35,000   Diebold, Inc.                                                1,867,950
      32,000   First Data Corp.                                             1,312,640
      15,000   International Business Machines Corp.                        1,388,700
      40,000   Microsoft Corp.                                              1,007,200
      30,000   Textron Inc.                                                 2,320,500
                                                                            ----------
                                                                            9,400,590
                                                                            ----------

               TRANSPORTATION - 0.86%
      12,000   United Parcel Services, Inc.                                   929,880
                                                                            ----------

               UTILITIES - 4.54%
      30,000   Apache Corp.                                                 1,886,400
      45,000   Black Hills Corp.                                            1,426,500
      30,000   Edison International                                           974,400
      20,000   The Southern Co.                                               642,400
                                                                            ----------
                                                                            4,929,700
                                                                            ----------

               TOTAL COMMON STOCKS (COST $81,657,829)                     107,292,603
                                                                            ----------

               MONEY MARKET SECURITIES - 3.01%
   3,264,537   Fifth Third Institutional Money Market Fund, 2.36%  (c)      3,264,537
                                                                            ----------

               TOTAL MONEY MARKET (COST $3,264,537)                         3,264,537
                                                                            ----------

               TOTAL INVESTMENTS (COST $84,922,366) - 101.79%             110,557,140
                                                                            ----------

               Liabilities in excess of other assets - (1.79)%             (1,945,869)
                                                                            ----------

               TOTAL NET ASSETS - 100.00%                               $ 108,611,271
                                                                            ==========


               (a) American Depositary Receipt.
               (b) Non-income producing.
               (c) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.


Tax Related
Unrealized appreciation                                $ 25,996,160
Unrealized depreciation                                    (361,386)
                                                  ------------------
Net unrealized appreciation                            $ 25,634,774
                                                  ==================

Aggregate cost of securities for income tax purposes   $ 84,922,366
                                                  ==================


RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuation - The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The value of the Fund's portfolio securities is determined by a pricing service when the Adviser believes such prices accurately reflect the fair market value. The pricing service generally prices securities as follows:

o For exchange-traded equity securities, according to the last sale price in the market in which they are primarily traded;

o For NASDAQ over-the-counter equity securities, according to the NASDAQ Official Closing Price;

o Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

o For fixed income securities, according to the mean between bid and asked prices, except that fixed income securities with remaining maturities 60 days or less may be valued at amortized cost.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. Other securities are valued at fair value as determined in good faith by the Adviser, subject to and in accordance with policies approved by the Board.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                   CCMI FUNDS
                                 CCMI BOND FUND
                   SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005
                                   (UNAUDITED)

 PRINCIPAL
   AMOUNT      FIXED INCOME SECURITIES - 94.52%                                                   VALUE
------------------------------------------------------------------------------------------------------------
               ASSET BACKED SECURITIES - 0.90%

 $ 1,000,000   Citibank Credit Card Issuance Trust, 4.15%, 7/7/2017                               $ 951,287
                                                                                               -------------

               TOTAL ASSET BACKED SECURITIES (COST $903,405)                                        951,287
                                                                                               -------------

               CORPORATE BONDS - 14.07%

               AUTO - 0.85%
     185,000   Daimlerchrysler National Holdings, Company Guarantee, 8.500%, 1/18/2031              236,460
     695,000   Ford Motor Company, Note, 7.450%, 7/16/2031                                          672,002
                                                                                               -------------
                                                                                                    908,462
                                                                                               -------------

               BANKING - 1.04%
     165,000   American Honda Finance, Note, 3.850%, 11/06/2008                                     162,383
     375,000   Bank of America Corp., Sub. Note, 7.400%, 1/15/2011                                  429,158
     185,000   HSBC Holdings, PLC, Note, 7.625%, 5/17/2032                                          233,869
      75,000   Merrill Lynch & Co., 3.700%, 4/21/2008                                                74,100
     205,000   Merrill Lynch & Co., 5.000%, 1/15/2015                                               203,179
                                                                                               -------------
                                                                                                  1,102,689
                                                                                               -------------

               CONSTRUCTION - 0.23%
      95,000   Lennar Corp, Senior Note, 5.950%, 3/01/2013                                           99,904
     150,000   Pulte Homes, Inc., Note, 4.875%, 7/15/2009                                           150,327
                                                                                               -------------
                                                                                                    250,231
                                                                                               -------------

               ENTERTAINMENT - 1.11%
     120,000   Harrahs Operating Co., Inc., Note, 5.375%, 12/15/2013                                121,077
      40,000   Marriot International, Note, 7.875%, 9/15/2009                                        45,271
     165,000   News America Holdings, Company Guarantee, 9.250%, 2/01/2013                          210,531
      95,000   News America Inc., Bond, 6.200%, 12/15/2034                                           98,321
     345,000   Southwest Airlines Co., Note, 5.125%, 3/01/2017                                      332,694
     300,000   Time Warner, Inc., Company Guarantee, 7.625%, 4/15/2031                              366,989
                                                                                               -------------
                                                                                                  1,174,883
                                                                                               -------------

               FINANCIAL INTERMEDIARIES - 1.03%
      85,000   Citigroup, Inc., Note, 5.125%, 9/30/2014                                              84,951
     105,000   Citigroup, Inc., Note, 5.500%, 11/30/2007                                            108,505
     145,000   Citigroup, Inc., Note, 5.750%, 9/25/2007                                             150,341
     190,000   Citigroup, Inc., Note, 5.875%, 2/22/2033                                             197,198
     210,000   Citigroup, Inc., Note, 5.125%, 5/05/2014                                             214,230
     180,000   Goldman Sachs Group, Inc., Note, 4.750%, 7/15/2013                                   177,381
     165,000   Goldman Sachs Group, Inc., Note, 3.875%, 1/15/2009                                   162,646
                                                                                               -------------
                                                                                                  1,095,252
                                                                                               -------------

               FINANCIAL SERVICES - 3.26%
     190,000   Credit Suisse First Boston USA, Inc., Note, 6.500%, 1/15/2012                        209,610
     395,000   Fund American Companies, Inc., Note, 5.875%, 5/15/2013                               401,680
     780,000   General Electric Capital Corp., Sr. Note, 5.000%, 2/01/2013                          792,959
     305,000   General Motors Acceptance Corp., Bond, 8.000%, 11/01/2031                            306,795
     325,000   International Lease Finance Corp., 4.750%, 7/01/2009                                 327,088
      95,000   John Deere Capital Corp., Note, 3.900%, 1/15/2008                                     94,360
     490,000   JP Morgan & Co, Inc., Note, 6.625%, 3/15/2012                                        543,375
     235,000   MBNA Corp., Note, 6.125%, 3/01/2013                                                  251,209
     110,000   MBNA Corp., Senior Note, 7.500%, 3/15/2012                                           125,628
     400,000   Morgan Stanley, Note, 5.300%, 3/01/2013                                              410,871
                                                                                               -------------
                                                                                                  3,463,575
                                                                                               -------------

               FORESTRY AND FORESTRY BY-PRODUCTS - 0.49%
     125,000   Packaging Corp. of America, 5.750%, 8/01/2013                                        127,538
     155,000   International Paper Co., Note, 5.500%, 1/15/2014                                     160,655
     125,000   Weyerhaeuser Co., Note, 6.750%, 3/15/2012                                            140,210
      80,000   Weyerhaeuser Co., 7.375%, 3/15/2032                                                   96,646
                                                                                               -------------
                                                                                                    525,049
                                                                                               -------------


                                   CCMI FUNDS
                                 CCMI BOND FUND
             SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)


 PRINCIPAL
   AMOUNT      FIXED INCOME SECURITIES - 94.52% - CONTINUED                                       VALUE
------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 14.07% - CONTINUED

               INSURANCE - 0.81%
   $ 365,000   Berkshire Hathway Financial, 3.375%, 10/15/2008                                    $ 355,901
     110,000   Metlife, Inc., Senior Note, 5.250%, 12/01/2006                                       112,525
     160,000   Prudential Financial, Inc., Note, 5.100%, 9/20/2014                                  160,441
     100,000   Prudential Financial, Inc., Senior Note, 3.750%, 5/01/2008                            98,475
     125,000   Wellpoint Health Network, Note, 6.375%, 6/15/2006                                    128,957
                                                                                               -------------
                                                                                                    856,299
                                                                                               -------------

               METALS, MINERALS & MINING - 0.63%
      70,000   Barrick Gold Finance, Inc., 7.500%, 5/01/2007                                         74,820
     220,000   Codelco, Inc., Note, 5.500%, 10/15/2013                                              226,695
     315,000   INCO Ltd., Note, 7.750%, 5/15/2012                                                   370,082
                                                                                               -------------
                                                                                                    671,597
                                                                                               -------------

               PETROLEUM PRODUCTS & SERVICES - 0.85%
     115,000   Devon Financing Corp. ULC, 7.875%, 9/30/2031                                         147,976
     145,000   Enterprise Products Oper., 6.875%, 3/01/2033                                         161,361
     170,000   K.N. Capital Trust III, 7.630%, 4/15/2028                                            197,040
      80,000   Kinder Morgan, Inc., 7.250%, 3/01/2028                                                93,140
      90,000   Motiva Enterprises LLC, Senior Note, 5.200%, 9/15/2012                                92,026
     190,000   XTO Energy, Inc., Senior Note, 6.250%, 4/15/2013                                     207,062
                                                                                               -------------
                                                                                                    898,605
                                                                                               -------------

               RETAILERS - 0.22%
     155,000   Golden West Financial, Senior Note, 4.125%, 8/15/2007                                155,367
      75,000   Simon Property Group LP, Note, 6.375, 11/15/2007                                      78,964
                                                                                               -------------
                                                                                                    234,331
                                                                                               -------------

               SOVEREIGN - 1.05%
     920,000   United Mexican States, Bond, 8.300%, 8/15/2031                                     1,111,360
                                                                                               -------------

               TELECOMMUNICATIONS & CELLULAR - 0.83%
      80,000   SBC Communications, Bond, 6.450%, 6/15/2034                                           86,301
      30,000   SBC Communications, Note, 5.625%, 6/15/2016                                           30,962
     315,000   Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032                           424,240
     150,000   Telus Corp., Note, 8.000%, 6/01/2011                                                 175,415
     130,000   Verizon Global Funding, Note, 7.750%, 12/01/2030                                     162,391
                                                                                               -------------
                                                                                                    879,309
                                                                                               -------------

               UTILITIES - 1.67%
      65,000   Carolina Power & Light, Note, 6.500%, 7/15/2012                                       71,640
      80,000   Cincinnati Gas & Electric, Co., Note, 5.700%, 9/15/2012                               84,072
     340,000   Comcast Cable Communication, Note, 7.125%, 6/15/2013                                 388,874
      45,000   Comcast Corp., 7.050%, 3/15/2033                                                      52,521
     180,000   Cox Communications, Inc., Note, 4.625%, 6/01/2013                                    172,245
     110,000   Deutsche Telekom Integrated Finance, 9.250%, 6/01/2032                               160,785
     110,000   Dominion Resources, Inc., Seinor Note, 6.750%, 12/15/2032                            123,467
     160,000   Energy Gulf States, 4.875%11/01/2011                                                 157,861
      95,000   Oncor Electric Delivery, Secured, 7.000%, 5/01/2032                                  112,364
     305,000   Pacific Gas & Electric, 6.050%, 3/01/2034                                            322,660
     110,000   Univision Communication, Inc., Company Guarantee, 7.850%, 7/15/2011                  128,571
                                                                                               -------------
                                                                                                  1,775,060
                                                                                               -------------

               TOTAL CORPORATE BONDS (COST $14,970,649)                                          14,946,702
                                                                                               -------------

               U.S. TREASURIES AND GOVERNMENT AGENCIES - 70.11%

               FEDERAL HOME LOAN BANK - 7.97%
   1,000,000   Federal Home Loan Bank , Unsecd. Bond, 4.40%, 3/30/2011                              988,735
   1,250,000   Federal Home Loan Bank , Unsecd. Bond, 5.25%, 12/10/2013                           1,249,146
     733,333   Federal Home Loan Bank , Unsecd. Bond, Series GA17, 5.875%, 9/19/2017                733,529
   2,500,000   Federal Home Loan Bank , Unsecd. Bond, Series HG08, 1.99%, 3/3/2008 (a)            2,500,698
   2,000,000   Federal Home Loan Bank , Unsecd. Bond, Series LU08, 2.29%, 3/24/2008 (a)           1,999,492
   1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series MD18, 5.00%, 5/8/2018                  988,783
                                                                                               -------------
                                                                                                  8,460,383
                                                                                               -------------


                                  CCMI FUNDS
                                 CCMI BOND FUND
             SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

 PRINCIPAL
   AMOUNT      FIXED INCOME SECURITIES - 94.52% - CONTINUED                                       VALUE
------------------------------------------------------------------------------------------------------------
               U.S. TREASURIES AND GOVERNMENT AGENCIES - 70.11% - CONTINUED

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.89%
 $ 1,000,000   Federal Home Loan Mortgage Corporation, Note, 4.50%, 12/16/2010                    $ 989,173
   1,000,000   Federal Home Loan Mortgage Corporation, Note, 4.65%, Series MTN, 10/10/2013          986,794
   1,200,000   Federal Home Loan Mortgage Corporation, Note, 5.20%, 3/5/2019                      1,186,297
   1,000,000   Federal Home Loan Mortgage Corporation, Note, 6.25%, Series MTN, 6/25/2010         1,048,664
     500,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 4.65%, 8/27/2010           499,927
   1,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 5.55%, 10/30/2017          995,373
   1,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.00%, 6/27/2017         1,017,071
     700,000   Federal Home Loan Mortgage Corporation, Note, Series MTN3, 4.05%, 11/17/2009         693,755
   3,000,000   Federal Home Loan Mortgage Corporation, Sub. Note, 6.375%, 8/1/2011                3,089,316
                                                                                               -------------
                                                                                                 10,506,370
                                                                                               -------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.04%
   1,000,000   Federal National Mortgage Association, Unsecd. Note, 3.25%, 2/15/2009                967,514
     500,000   Federal National Mortgage Association, Unsecd. Note, 3.80%, 7/14/2010                485,566
     500,000   Federal National Mortgage Association, Unsecd. Note, 4.70%, 5/13/2013                500,657
   1,500,000   Federal National Mortgage Association, Unsecd. Note, 5.10%, 6/26/2018              1,463,118
     250,000   Federal National Mortgage Association, Unsecd. Note, 5.50%, 4/23/2024                244,709
   2,500,000   Federal National Mortgage Association, Unsecd. Note, 5.75%, 11/7/2017              2,512,065
   1,000,000   Federal National Mortgage Association, Unsecd. Note, 6.20%, 6/13/2017              1,037,581
     600,000   Federal National Mortgage Association, Unsecd. Note, 6.25%, 2/28/2017                621,973
   1,250,000   Federal National Mortgage Association, Unsecd. Note, Series MTN, 5.50%, 11/8/2016  1,258,064
     500,000   Federal National Mortgage Association, Unsecd. Sub. Note, 5.125%, 1/2/2014           508,114
                                                                                               -------------
                                                                                                  9,599,361
                                                                                               -------------

               US TREASURIES - 43.21%
   4,655,000   US Treasury Note, 1.625%, 4/30/2005                                                4,648,092
   3,840,000   US Treasury Note, 3.375%, 2/28/2007                                                3,825,604
   8,000,000   US Treasury Note, 1.250%, 5/31/2005                                                7,973,128
     625,000   US Treasury Note, 4.875%, 2/15/2012                                                  651,441
   1,240,000   US Treasury Note, 3.875%, 2/15/2013                                                1,208,080
     400,000   US Treasury Note, 4.000%, 2/15/2015                                                  388,625
   1,920,000   US Treasury Note, 3.500%, 2/15/2010                                                1,878,152
   3,450,000   US Treasury Note, 3.125%, 5/15/2007                                                3,414,020
   8,820,000   US Treasury Note, 6.000%, 8/15/2009                                                9,555,579
   2,345,000   US Treasury Note, 5.375%, 2/15/2031                                                2,579,134
   2,184,682   US Treasury Inflationary Index Note, 3.875%, 4/15/2029                             2,995,575
   6,617,399   US Treasury Inflationary Index Note, 1.875%, 7/15/2013                             6,775,343
                                                                                               -------------
                                                                                                 45,892,773
                                                                                               -------------

               TOTAL US TREASURIES AND GOVERNMENT AGENCIES (COST $74,516,307)                    74,458,887
                                                                                               -------------

               MORTGAGE-BACKED SECURITIES - 9.44%

               BANKING - 1.79%
   2,000,000   Wells Fargo Mortgaged Backed Securities, 4.63%, 10/25/2033 (a)                     1,898,438
                                                                                               -------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.57%
   1,795,510   Federal Home Loan Mortgage Corporation, Pool B15098, 5.00%, 6/1/2019               1,811,357
     882,082   Federal Home Loan Mortgage Corporation, Pool B15170, 5.00%, 7/1/2019                 889,867
      28,946   Federal Home Loan Mortgage Corporation, Pool N98839, 7.00%, 5/1/2007                  29,468
                                                                                               -------------
                                                                                                  2,730,692
                                                                                               -------------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.08%
     227,654   Government National Mortgage Association, Pool 494081, 7.00%, 8/15/2014              241,633
     117,971   Government National Mortgage Association, Pool 544525, 7.00%, 5/15/2031              125,001
   1,014,793   Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2032            1,033,408
     710,767   Government National Mortgage Association, Pool 606831, 5.50%, 9/15/2033              723,662
     930,216   Government National Mortgage Association, Pool 610956, 4.50%, 5/15/2019              927,304
     964,121   Government National Mortgage Association, Pool 610964, 4.50%, 5/15/2019              961,104
     944,153   Government National Mortgage Association, Pool 622990, 5.50%, 11/15/2033             961,283
     401,120   Government National Mortgage Association, Pool 780758, 7.00%, 4/15/2013              425,880
                                                                                               -------------
                                                                                                  5,399,275
                                                                                               -------------

               TOTAL MORTGAGE-BACKED SECURITIES (COST $9,985,379)                                10,028,405
                                                                                               -------------

               TOTAL FIXED INCOME SECURITIES (COST $100,375,740)                                100,385,281
                                                                                               -------------


                                  CCMI FUNDS
                                 CCMI BOND FUND
             SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

   SHARES      FIXED INCOME SECURITIES - 94.52% - CONTINUED                                       VALUE
------------------------------------------------------------------------------------------------------------

               PREFERRED STOCKS - 0.13%
       5,500   Tennessee Valley Authority, Series D, Pfd                                          $ 141,020
                                                                                               -------------

               TOTAL PREFERRED STOCKS (COST $142,990)                                               141,020
                                                                                               -------------

               MONEY MARKET SECURITIES - 4.79%
   5,081,190   Fifth Third Institutional Money Market Fund, 2.36% (a)                             5,081,190
                                                                                               -------------

               TOTAL MONEY MARKET SECURITIES (COST $5,081,190)                                    5,081,190
                                                                                               -------------

               TOTAL INVESTMENTS - 99.44% (COST $105,599,920)                                  $ 105,607,491
                                                                                               =============

               CASH & other assets less liabilities - 0.56%                                         593,706
                                                                                               -------------

               TOTAL NET ASSETS - 100.00%                                                      $ 106,201,197
                                                                                               =============


(a) Variable rate security, rate shown is as of February 28, 2005.

Tax Related
Unrealized appreciation                                       $ 489,475
Unrealized depreciation                                        (481,904)
                                                             -------------
 Net unrealized appreciation                                  $   7,571
                                                             =============

Aggregate cost of securities for income tax purposes        $ 105,599,920
                                                            =============

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuation - The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The value of the Fund's portfolio securities is determined by a pricing service when the Adviser believes such prices accurately reflect the fair market value. The pricing service generally prices securities as follows:

o For exchange-traded equity securities, according to the last sale price in the market in which they are primarily traded;

o For NASDAQ over-the-counter equity securities, according to the NASDAQ Official Closing Price;

o Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

o For fixed income securities, according to the mean between bid and asked prices, except that fixed income securities with remaining maturities 60 days or less may be valued at amortized cost.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. Other securities are valued at fair value as determined in good faith by the Adviser, subject to and in accordance with policies approved by the Board.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                   CCMI FUNDS
                    CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
                   SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005
                                   (UNAUDITED)

  PRINCIPAL
    AMOUNT       LONG-TERM MUNICIPALS - 95.26%                                     VALUE
----------------------------------------------------------------------------------------------
                 CERTIFICATES OF PARTICIPATION - 26.06%
    $ 500,000    Brunswick County, NC, 5.00%, 4/1/2019                              $ 538,915
      330,000    Buncombe County, NC, 5.00%, 10/1/2015                                361,528
      585,000    Buncombe County, NC, 5.25%, 10/1/2017                                644,781
      500,000    Burlington, NC, 5.00%, 4/1/2019                                      540,900
      500,000    Cary, NC, 5.00%, 12/1/2016                                           538,855
      500,000    Charlotte, NC, 5.00%, 6/1/2018                                       536,245
      830,000    Dare County, NC, 5.00%, 6/1/2023                                     881,917
      950,000    Forsyth County, NC, 5.00%, 10/1/2015                               1,026,067
      500,000    Iredell County, NC, 4.00%, 10/1/2016                                 508,350
      500,000    Iredell County, NC, 5.25%, 10/1/2020                                 554,950
      500,000    New Hanover County, NC, 5.00%, 3/1/2020                              540,420
      500,000    Pitt County, NC, 5.30%, 4/1/2021                                     542,310
      500,000    Randolph County, NC, 5.00%, 6/1/2016                                 552,610
      500,000    Rockingham, NC, 5.00%, 4/1/2018                                      537,840
      400,000    Union County, NC, 5.00%, 6/1/2017                                    431,036
      520,000    Wilmington, NC, 5.00%, 9/1/2014                                      578,547
      500,000    Wilmington, NC, 5.35%, 6/1/2024                                      535,770
    1,000,000    Winston-Salem, NC, 5.00%, 6/1/2016                                 1,075,150
                                                                               ---------------
                                                                                   10,926,191
                                                                               ---------------

                 CORRECTIONAL FACILITIES - 2.46%
      500,000    North Carolina Infrastructure Finance Corp., 3.00%, 2/1/2010         495,030
      500,000    North Carolina Infrastructure Finance Corp., 5.00%, 10/1/2017        537,870
                                                                               ---------------
                                                                                    1,032,900
                                                                               ---------------

                 EDUCATION - 13.82%
      400,000    Belmont Abbey College, NC, 1.860%, 6/01/2018 (a)                     400,000
      500,000    North Carolina A&T State University, 5.25%, 6/1/2020                 543,040
      500,000    North Carolina State University, NC, 5.00%, 10/1/2014                553,585
      500,000    North Carolina State University, NC, 5.125%, 12/15/2016              528,420
      500,000    North Carolina State, 5.00%, 4/1/2014                                547,205
      400,000    Trinity Episcopal School, 1.86%, 9/1/2024 (a)                        400,000
      600,000    University of North Carolina, NC, 0.00%, 8/01/2017                   350,442
      400,000    University, NC, 5.375%, 4/01/2021                                    443,076
      500,000    University, NC, 5.375%, 4/01/2022                                    555,235
      500,000    University, NC, 5.40%, 5/15/2016                                     540,300
      400,000    Wingate University, NC, 1.860%, 5/01/2022 (a)                        400,000
      500,000    Winston-Salem State University, 4.85%, 1/1/2011                      533,160
                                                                               ---------------
                                                                                    5,794,463
                                                                               ---------------

                 GENERAL OBLIGATION - 19.92%
      620,000    Apex, NC, 2.00%, 2/1/2006                                            616,869
      500,000    Brunswick County, NC, 3.25%, 2/1/2014                                485,245
      500,000    Brunswick County, NC, 5.25%, 4/1/2022                                551,575
      500,000    Carteret County, NC, 3.50%, 5/1/2016                                 484,225
      500,000    Cary, NC, 4.00%, 6/1/2016                                            507,000
      500,000    Chatham County, NC, 4.00%, 4/1/2015                                  512,935
      500,000    Craven County, NC, 3.00%, 6/1/2010                                   497,820
      500,000    Durham County, NC, 4.25%, 5/1/2016                                   515,295
      500,000    Durham, NC, 5.00%, 2/1/2007                                          522,890
      500,000    Emerald Isle, NC, 2.75%, 2/1/2005                                    493,425
      500,000    North Carolina State, 4.50%, 5/1/2019                                516,180
      500,000    North Carolina State, 4.75%, 3/1/2015                                538,545
      350,000    Orange County, NC, 4.25%, 2/1/2019                                   355,705
      250,000    Orange County, NC, 4.50%, 2/1/2022                                   255,145
      250,000    Orange County, NC, 4.625%, 2/1/2023                                  256,698
      450,000    Pender County, NC, 5.10%, 6/1/2005                                   453,343
      500,000    Randolph County, NC, 3.00%, 6/1/2012                                 488,495
      300,000    Rockingham County, NC, 2.000%, 10/01/2023                            300,000
                                                                               ---------------
                                                                                    8,351,390
                                                                               ---------------


                                   CCMI FUNDS
                    CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
             SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

  PRINCIPAL
    AMOUNT       LONG-TERM MUNICIPALS - 95.26% - CONTINUED                         VALUE
----------------------------------------------------------------------------------------------
                 HEALTHCARE - 6.92%
    $ 500,000    Charlotte-Mecklenberg Hospital Authority, NC, 5.00%, 1/15/2013     $ 525,215
      500,000    Charlotte-Mecklenberg Hospital Authority, NC, 5.00%, 1/15/2016       536,930
      200,000    New Hanover Regional Medical Center, 5.30%, 10/1/2006                208,038
      500,000    North Carolina Community Health Care, NC, 5.00%, 11/1/2017           538,965
      500,000    North Carolina Community Health Care, NC, 5.00%, 11/1/2018           534,005
      500,000    Wake County Hospital, NC, 5.125%, 10/1/2013                          558,085
                                                                               ---------------
                                                                                    2,901,238
                                                                               ---------------

                 TRANSPORTATION - 1.95%
      250,000    Raleigh-Durham Airport Authority, NC, 5.25%, 11/1/2014               272,290
      500,000    Raleigh-Durham Airport Authority, NC, 5.25%, 11/1/2017               545,155
                                                                               ---------------
                                                                                      817,445
                                                                               ---------------

                 UTILITIES - 24.13%
      500,000    Charlotte, NC Water & Sewer Systems, 5.25%, 6/1/2015                 540,580
      500,000    Charlotte, NC Water & Sewer Systems, 5.50%, 6/1/2014                 549,020
      500,000    Durham County, NC Enterprise System, 3.00%, 6/1/2005                 501,175
      385,000    Greensboro, NC Enterprise Systems, 5.00%, 6/1/2005                   387,737
      500,000    Mooresville, NC Enterprise System, 5.00%, 5/1/2019                   537,380
      500,000    North Carolina Eastern Municipal Power Agency, 5.375%, 1/1/2016      530,935
      500,000    North Carolina Eastern Municipal Power Agency, 5.70%, 1/1/2015       534,955
      500,000    North Carolina Municipal Power Agency, 5.50%, 1/1/2015               571,790
      500,000    Raleigh, NC Enterprise System, 5.25%, 3/1/2017                       544,125
      500,000    Salisbury, NC Enterprise System, 5.00%, 2/1/2020                     536,220
      535,000    Union County, NC Enterprise System, 5.00%, 6/1/2017                  578,437
      500,000    Wilson, NC Combined Enterprise System, 5.25%, 12/1/2018              546,460
      500,000    Winston-Salem, NC Water & Sewer System, 5.00%, 6/1/2019              533,740
    1,205,000    Winston-Salem, NC Water & Sewer System, 5.00%, 6/01/2023           1,289,699
    1,315,000    Winston-Salem, NC Water & Sewer System, 5.00%, 6/01/2024           1,400,646
      270,000    Winston-Salem, NC Water & Sewer System, 5.50%, 6/1/2015              307,427
      200,000    Winston-Salem, NC Water & Sewer System, 5.50%, 6/1/2016              227,724
                                                                               ---------------
                                                                                   10,118,050
                                                                               ---------------

                 TOTAL LONG-TERM MUNICIPALS (COST $39,714,698)                     39,941,677
                                                                               ---------------

    Shares       MONEY MARKET SECURITIES - 3.69%
--------------

    1,547,463    Fifth Third Institutional Money Market Fund, 2.36% (a)             1,547,463
                                                                               ---------------

                 TOTAL MONEY MARKET SECURITIES (COST $1,547,463)                    1,547,463
                                                                               ---------------

                 TOTAL INVESTMENTS (COST $41,262,161) - 98.95%                   $ 41,489,140
                                                                               ---------------

                 CASH AND OTHER ASSETS LESS LIABILITIES - 1.05%                       439,423
                                                                               ---------------

                 TOTAL NET ASSETS - 100.00%                                      $ 41,928,563
                                                                               ===============



 (a) Variable rate security, rate shown is as of February 28, 2005.

Tax Related
Unrealized appreciation                                             $ 443,593
Unrealized depreciation                                              (216,614)
                                                                   ------------
Net unrealized appreciation                                         $ 226,979
                                                                   ============

Aggregate cost of securities for income tax purposes             $ 41,262,161
                                                                 =============

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuation - The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The value of the Fund's portfolio securities is determined by a pricing service when the Adviser believes such prices accurately reflect the fair market value. The pricing service generally prices securities as follows:

o For exchange-traded equity securities, according to the last sale price in the market in which they are primarily traded;

o For NASDAQ over-the-counter equity securities, according to the NASDAQ Official Closing Price;

o Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

o For fixed income securities, according to the mean between bid and asked prices, except that fixed income securities with remaining maturities 60 days or less may be valued at amortized cost.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. Other securities are valued at fair value as determined in good faith by the Adviser, subject to and in accordance with policies approved by the Board.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____CCMI Funds_______________

By
*_____/s/ Anthony J Ghoston__________________
                Anthony J. Ghoston, President

Date___April 28, 2005_______________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*________/s/ Anthony J Ghoston_______________
             Anthony J. Ghoston, President

Date______April 28, 2005_____________________

By
*________/s/ Thomas G Napurano________________
           Thomas G. Napurano, Chief Financial Officer and Treasurer

Date_____April 21, 2005______________________